Investor A C Institutional And Class R [Member] Investment Strategy - Investor A, C, Institutional and Class R - BLACKROCK 80/20 TARGET ALLOCATION FUND	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments described below) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund intends to obtain this exposure primarily through investments in underlying funds, including exchange-traded funds (“ETFs”). Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.
In general, the Fund invests in three different kinds of underlying funds: those that invest primarily in equity securities or certain other instruments described below (referred to as “equity funds”), those that invest primarily in fixed-income securities (referred to as “fixed-income funds”), and those that invest in a mix of securities and other instruments in which equity funds and fixed-income funds invest (referred to as “multi-asset funds”). Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest.
Variations in the target asset allocation between equity and fixed-income securities, through investments in underlying funds, are permitted up to 10%. Therefore, based on a target equity/fixed-income allocation of 80%/20%, the Fund may have an equity/fixed-income allocation that ranges from 90%/10% to 70%/30%. Although the Fund generally does not deviate from its targets by more than this 10% range, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.
The Fund’s equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including large cap, mid cap and small cap funds), globally (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may be further diversified by sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of the portfolio managers and can be changed to reflect the current market environment.
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.